INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw and packaging materials	$ 1,637	$ 1,754
Products in process	724	751
Finished products	2,786	2,871
Goods in transit	179	126
Inventories	$ 5,326	$ 5,502